Revenue - Schedule of Disaggregation of Revenue (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Sales of products
Total	$ 78,739,564	$ 10,120,897	$ 66,972,301	$ 45,518,239
Hair styling series [Member]
Sales of products
Disaggregated revenue	37,638,290	4,837,889	31,833,932	28,202,591
Trimmer series [Member]
Sales of products
Disaggregated revenue	33,613,971	4,320,617	22,684,148	8,573,741
Eyelash curler [Member]
Sales of products
Disaggregated revenue	453,378	58,276	804,863	1,407,342
Nail care series [Member]
Sales of products
Disaggregated revenue	1,524,503	195,954	1,413,106	1,217,577
Other personal care appliances [Member]
Sales of products
Disaggregated revenue	2,539,484	326,416	3,230,238	2,981,513
Sales of products [Member]
Sales of products
Disaggregated revenue	75,769,626	9,739,152	59,966,287	42,382,764
Sales of tooling [Member]
Sales of products
Disaggregated revenue	$ 2,969,938	$ 381,745	$ 7,006,014	$ 3,135,475